17. Financial Instruments and Financial Risk Management (Details 1) - AUD ($)	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 173,343	[1]	$ 195,601	[1]	$ 387,840	$ 1,400,538
A-1+ (Australian)
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	166,644		189,836
P-2 (Malaysia)
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 6,699		$ 5,765

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.